Supplement to the
Fidelity® International Enhanced Index Fund
October 30, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Fidelity® International Enhanced Index Fund has been removed.

IEI-SUM-17-02 1.9885166.101	November 17, 2017